Shareholder Fees	Aug. 28, 2025
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class GPEOX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Opportunities Fund | Investor Class GPGOX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Reach Fund | Investor Class GPROX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Reach Fund | Institutional Class GPRIX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Stalwarts Fund | Investor Class GGSOX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak International Contrarian Fund | Institutional Class GPICX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak International Opportunities Fund | Investor Class GPIOX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak International Stalwarts Fund | Investor Class GISOX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Grandeur Peak US Stalwarts Fund | Institutional Class GUSYX
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)